Shareholder Report, Line Graph (Details) 190148_Angel Oak UltraShort Income Fund_Class A1_TSR Annual {Class A1} - USD ($)					12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jul. 22, 2022	Jan. 31, 2026
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name					Class A1 (with maximum 1.50% sales charge)
Accumulated Value	$ 11,108	$ 10,440	$ 9,824	$ 9,848	$ 11,679
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,239	10,032	9,826	10,000	$ 10,940
Bloomberg Short Treasury: 9-12 Months Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Short Treasury: 9-12 Months Index
Accumulated Value	11,124	10,594	10,086	10,000	$ 11,604
Bloomberg Short Term Government/Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Short Term Government/Corporate Index
Accumulated Value	$ 11,228	$ 10,668	$ 10,138	$ 10,000	$ 11,719